Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Timing of Certain Equity Awards

The Company has not granted stock options, stock appreciation rights or other similar option-like instruments to its executive officers, directors or employees, including for the year ended December 31, 2025. Accordingly, the Board does not maintain policies that relate to the timing of such awards relative to the Company’s disclosure of material non-public information (“MNPI”). Neither the Board nor the Compensation Committee take MNPI into account when determining the timing of such awards, nor do they time the disclosure of MNPI for the purpose of impacting the value of executive compensation.

Award Timing Method	The Company has not granted stock options, stock appreciation rights or other similar option-like instruments to its executive officers, directors or employees, including for the year ended December 31, 2025.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, the Board does not maintain policies that relate to the timing of such awards relative to the Company’s disclosure of material non-public information (“MNPI”). Neither the Board nor the Compensation Committee take MNPI into account when determining the timing of such awards, nor do they time the disclosure of MNPI for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false